Capital Requirements	12 Months Ended
Dec. 31, 2012
Capital Requirements
Capital Requirements

(20) Capital Requirements

        On December 23, 3008, as part of the Troubled Asset Relief Program Capital Purchase Program (the "TARP Capital Purchase Program") of the United States Department of the Treasury ("Treasury"), the Company issued to the Treasury, in exchange for aggregate consideration of $216 million, (i) 216,000 shares of the Company's fixed-rate cumulative perpetual preferred stock, Series A, par value $.01 per share (the "Senior Preferred Stock"), having a liquidation preference of $1,000 per share and (ii) a warrant to purchase 1,326,238 shares of the Company's common stock at a price per share of $24.43 and with a term of ten years (the "Warrant"). The Senior Preferred Stock paid a coupon rate of 5% of the first five years and 9% per year thereafter.

        On November 28, 2012, the Company completed the repurchase of all of the 216,000 shares of the Senior Preferred Stock held by Treasury. The Company commenced the $216 million repayment during the third quarter of 2012 and completed the final payment in the fourth quarter of 2012. The Company has paid a total of $41,520,139 in preferred stock dividends to the U.S. Treasury since December of 2008, when the company received the funds under the TARP Capital Purchase Program. As of February 25, 2013, the Warrant is still held by Treasury.

        Bank regulatory agencies limit the amount of dividends, which the bank subsidiaries can pay the Corporation, through IBC Subsidiary Corporation, without obtaining prior approval from such agencies. At December 31, 2012, the subsidiary banks could pay dividends of up to $520,000,000 to the Corporation without prior regulatory approval and without adversely affecting their "well capitalized" status. In addition to legal requirements, regulatory authorities also consider the adequacy of the bank subsidiaries' total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. The Company historically has not allowed any subsidiary bank to pay dividends in such a manner as to impair its capital adequacy.

        The Company and the bank subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-statement of condition items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

        Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2012, that the Company and each of the bank subsidiaries met all capital adequacy requirements to which they are subject.

        As of December 31, 2012, the most recent notification from the Federal Deposit Insurance Corporation categorized all the bank subsidiaries as well capitalized under the regulatory framework for prompt corrective action. To be categorized as "well capitalized," the Company and the bank subsidiaries must maintain minimum Total risk-based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the categorization of the Company or any of the bank subsidiaries as well capitalized.

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2012 are presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2012:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,328,089	20.60%	$515,695	8.00%	N/A	N/A
International Bank of Commerce, Laredo	945,384	17.19	440,038	8.00	$550,048	10.00%
International Bank of Commerce, Brownsville	128,788	27.36	37,659	8.00	47,074	10.00
International Bank of Commerce, Zapata	54,542	33.14	13,166	8.00	16,458	10.00
Commerce Bank	60,982	34.52	14,131	8.00	17,664	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,266,799	19.65%	$257,848	4.00%	N/A	N/A
International Bank of Commerce, Laredo	892,888	16.23	220,019	4.00	$330,029	6.00%
International Bank of Commerce, Brownsville	123,361	26.21	18,830	4.00	28,245	6.00
International Bank of Commerce, Zapata	52,967	32.18	6,583	4.00	9,875	6.00
Commerce Bank	59,200	33.52	7,065	4.00	10,598	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,266,799	10.86%	$466,624	4.00%	N/A	N/A
International Bank of Commerce, Laredo	892,888	9.26	385,621	4.00	$482,026	5.00%
International Bank of Commerce, Brownsville	123,361	13.79	35,787	4.00	44,734	5.00
International Bank of Commerce, Zapata	52,967	10.64	19,918	4.00	24,897	5.00
Commerce Bank	59,200	11.27	21,004	4.00	26,255	5.00

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2011 are also presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,485,833	23.99%	$495,483	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,026,163	19.64	417,943	8.00	$522,429	10.00%
International Bank of Commerce, Brownsville	123,780	25.77	38,423	8.00	48,029	10.00
International Bank of Commerce, Zapata	58,295	36.58	12,750	8.00	15,937	10.00
Commerce Bank	65,697	37.60	13,976	8.00	17,470	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,407,989	22.73%	$247,742	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	18.45	208,972	4.00	$313,458	6.00%
International Bank of Commerce, Brownsville	117,707	24.51	19,212	4.00	28,817	6.00
International Bank of Commerce, Zapata	56,336	35.35	6,375	4.00	9,562	6.00
Commerce Bank	63,462	36.33	6,988	4.00	10,482	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,407,989	12.74%	$441,975	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	10.65	362,263	4.00	$452,829	5.00%
International Bank of Commerce, Brownsville	117,707	13.52	34,835	4.00	43,544	5.00
International Bank of Commerce, Zapata	56,336	12.21	18,463	4.00	23,079	5.00
Commerce Bank	63,462	11.94	21,262	4.00	26,578	5.00